Property and Equipment - Profit and Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Depreciation expense of right-of-use assets	$ (4,887)	$ (5,204)	$ (6,480)
Interest expense on lease liabilities	(1,532)	(1,074)	(1,710)
Expense relating to short-term leases	(1,265)	(2,035)	(2,708)
Total amount recognized in profit or loss	$ (7,684)	$ (8,313)	$ (10,898)